UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21200

                              THE DENALI FUND INC.
               (Exact name of registrant as specified in charter)

                 2344 Spruce Street, Suite A, Boulder, CO 80302
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                 2344 Spruce Street, Suite A, Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 444-5483

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2008 - June 30, 2009


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               Proxy Voting Record

                    For Period July 1, 2008 to June 30, 2009


                                                                                        Matter
                                                                                                  Vote
                                    Shareholder                                        Proposed   Cast    Vote     For or
                                                                                          by
                 Ticker               Meeting   Record   Meeting    Description of      Issuer  (Yes or  (For or   Against
Name of                                                           Matter to be Voted      or
Issuer           Symbol    CUSIP       Date      Date     Type            On            Holder  Abstain) Against) Management
--------------- -------- ---------  ----------- -------  -------  -------------------  -------- -------- -------- ----------
Pioneer Mun &   PIOTAX   723761201   9/11/08    7/7/08   Special   1   Approve         Issuer     Yes      For       For
Equity Income                                                          agreement and
TR - T                                                                 plan of
                                                                       merger
                                                                       between
                                                                       you fund
                                                                       and
                                                                       Pioneer
                                                                       tax free
                                                                       income
                                                                       fund
                                                                       under
                                                                       this
                                                                       agreement
                                                                       and plan
                                                                       of
                                                                       merger,
                                                                       your fund
                                                                       will
                                                                       merge
                                                                       with and
                                                                       into and
                                                                       open-ended
                                                                       fund,
                                                                       Pioneer
                                                                       tax free
                                                                       income
                                                                       fund.

Advent           AGC-W   007639305  9/23/2008   8/18/2008Annual    1   Election of     Issuer     Yes      For       For
Claymore                                                               three (3)
Global Conv                                                            Directors
Sec & In W7

F&C/Claymore      FFC    338478100   4/21/09    1/21/09  Annual    1   Election of     Issuer     Yes      For       For
PFD SEC                                                                one (1)
Income                                                                 director
FD-common

F&C/Claymore     FFC-M   338478209   4/21/09    1/21/09  Annual    1   Election of     Issuer     Yes      For       For
PFD SEC                                                                one (1)
Income FD-M7                                                           director

F&C/Claymore     FFC-T   338478506   4/21/09    1/21/09  Annual    1   Election of     Issuer     Yes      For       For
PFD SEC                                                                one (1)
Income FD-TH7                                                          director

F&C/Claymore     FFC-W   338478407   4/21/09    1/21/09  Annual    1   Election of     Issuer     Yes      For       For
PFD SEC                                                                one (1)
Income FD-W7                                                           director

F&C/Claymore      FLC    338479108   4/21/09    1/21/09  Annual    1   Election of     Issuer     Yes      For       For
Total Return                                                           one (1)
Fund-common                                                            director

PIMCO            PTY-W   72201B408   4/14/09    2/18/09  Annual    1   Election of     Issuer     Yes      For       For
Corporate                                                              three (3)
Opportunity                                                            Directors
FD-Pref W

General           GE     369604103  4/22/2009   2/23/2009Annual    A   Election of     Issuer     Yes      For       For
Electric                                                               fifteen (15)
Company                                                                Directors
                                                                   B   Ratify KPMG     Issuer     Yes      For       For
                                                                  C1   Cumulative      Holder     Yes      For     Against
                                                                       Voting
                                                                  C2   Executive       Holder     Yes      For     Against
                                                                       Compensation
                                                                  C3   Study re        Holder   Abstain  Abstain   Abstain
                                                                       Breaking up GE
                                                                  C4   Dividend        Holder   Abstain  Abstain   Abstain
                                                                       policy
                                                                  C5   Golden          Holder     Yes      For     Against
                                                                       parachutes

American          AXP    025816109  4/27/2009   2/27/2009Annual    1   Election of     Issuer     Yes      For       For
Express                                                                twelve (12)
Company                                                                Directors
                                                                   2   Ratify          Issuer     Yes      For       For
                                                                       appointment
                                                                       of PWC, LLP
                                                                       as public
                                                                       accounting
                                                                       firm.
                                                                   3   Executive       Issuer     Yes      For       For
                                                                       compensation
                                                                   4   Cumulative      Holder     Yes      For     Against
                                                                       voting for
                                                                       directors
                                                                   5   Calling of      Holder     Yes      For     Against
                                                                       special
                                                                       shareholder
                                                                       meetings

Neuberger        NRO-M   64190A202  5/13/2009   2/27/2009Annual    1   New             Issuer     Yes    Against   Against
Berman R/E                                                             management
SEC Income-PFD                                                         agreement
                                                                   2   Sub-Advisory    Issuer     Yes    Against   Against
                                                                       Agreement
                                                                   3   Recommendation  Issuer     Yes      For       For
                                                                       of five (5)
                                                                       nominees

HCP, Inc.         HCP    40414L109  4/23/2009   3/3/2009 Annual    1   Election of     Issuer     Yes      For       For
                                                                       eleven (11)
                                                                       director
                                                                   2   Amendments to   Issuer     Yes    Against   Against
                                                                       incentive plan

                                                                   3   Appointment     Issuer     Yes      For       For
                                                                       of Ernst &
                                                                       Young, LLP as
                                                                       independent
                                                                       auditors for
                                                                       2009

Berkshire        BRK/A   084670108   5/2/2009   3/4/2009 Annual    1   Election of     Issuer     Yes      For       For
Hathaway, Inc.                                                         eleven (11)
                                                                       Directors
                                                                   2   Sustainability  Holder     Yes    Against     For
                                                                       report

Cohen &           RLF    19247W102  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers                                                                 three (3)
Advantage                                                              Directors
Income Realty

Cohen &           RPF    19247V104  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers Prem                                                            three (3)
Inc Rlty Fund                                                          Directors

Cohen &          RPF-M   19247V203  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers Prem                                                            three (3)
Inc                                                                    Directors
Rlty-series M

Cohen &           RQI    19247L106  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers                                                                 three (3)
Quality Inc                                                            Directors
RLTY - Common

Cohen &           RNP    19247X100  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers REIT &                                                          three (3)
Preferred                                                              Directors
Income Fund-Co

Cohen &          RNP-W   19247X308  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers REIT &                                                          three (3)
Prefd.                                                                 Directors
Inc-SER W7

Cohen &           RTU    19247Y108  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers REIT &                                                          three (3)
Utility fund                                                           Directors

Cohen &          RTU-W   19247Y405  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers REIT &                                                          three (3)
Utility inc.                                                           Directors
series W7

Cohen &           UTF    19248A109  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers SEL                                                             three (3)
Utility                                                                Directors
FD-Common

Cohen &         UTF-TH   19248A877  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers SEL                                                             three (3)
Utility                                                                Directors
FD-Series TH7

Cohen &           RWF    19248J100  4/30/2009   3/5/2009 Annual    1   Election of     Issuer     Yes      For       For
Steers                                                                 three (3)
Worldwide                                                              Directors
Realty Inc-Com

Nationwide        NHP    638620104   5/5/2009   3/6/2009 Annual    1   Election of     Issuer     Yes      For       For
Health                                                                 five(5)
Properties,                                                            Directors
Inc.
                                                                   2   Ernst & Young   Issuer     Yes      For       For
                                                                       as accountants

Glimcher          GRT    379302102   5/7/2009   3/6/2009 Annual    1   Election of     Issuer     Yes      For       For
Realty Trust                                                           three (3)
                                                                       Directors
                                                                   2   BDO Seidman     Issuer     Yes      For       For
                                                                       LLP as
                                                                       accountants

Avalonbay         AVB    053484101  5/21/2009   3/6/2009 Annual    1   Election of     Issuer     Yes      For       For
Communities,                                                           nine (9)
Inc.                                                                   Directors
                                                                   2   Stock option    Issuer     Yes    Against   Against
                                                                       and incentive
                                                                       plan
                                                                   3   Ernst & Young   Issuer     Yes      For       For
                                                                       LLP as
                                                                       auditors

3M Company        MMM    88579Y101  5/12/2009   3/13/2009Annual    1   Election of     Issuer     Yes      For       For
                                                                       nine (9)
                                                                       Directors
                                                                   2   PWC as          Issuer     Yes      For       For
                                                                       accountant
                                                                   3   Special         Holder     Yes      For     Against
                                                                       meetings
                                                                   4   Vesting of      Holder     Yes      For     Against
                                                                       stock options
                                                                       and awards

Kilroy Realty     KRC    49427F108  5/27/2009   3/25/2009Annual    1   Declassify BOD  Issuer     Yes      For       For
Corporation
                                                                   2   (a) Election    Issuer     Yes      For       For
                                                                       of six (6)
                                                                       Directors,
                                                                       (b)
                                                                       Election
                                                                       of two
                                                                       (2)
                                                                       Directors
                                                                   3   Incentive       Issuer     Yes      For       For
                                                                       Award Plan

LTC Properties    LTC    502175102  5/15/2009   4/2/2009 Annual    1   Election of     Issuer     Yes      For       For
                                                                       five(5)
                                                                       Directors
                                                                   2   Ratify          Issuer     Yes      For       For
                                                                       independent
                                                                       auditors

Constellation     CEG    210371100  5/29/2009   3/27/2009Annual    1   Election of     Issuer     Yes      For       For
Energy Group,                                                          eleven (11)
Inc.                                                                   Directors
                                                                   2   PWC, LLP as     Issuer     Yes      For       For
                                                                       accountant

Western Asset    WEA-M   957664204   5/27/09    4/16/09  Annual    1   Election of     Issuer     Yes      For       For
Premier Bond                                                           seven (7)
Fund-SER M                                                             directors

TS &             TYWUS   87280R207   7/20/09    5/15/09  Annual    1   Election of     Issuer     Yes      For       For
W/Claymore                                                             three (3)
Tax Advt                                                               directors
Auctn Mkt
PDF-M7

Clough Global     GLO    18914E106  7/17/2009   5/18/2009Annual    1   Election of     Issuer     Yes      For       For
Opportunities                                                          two (2)
FD-Common                                                              directors


                                    SIGNATURE

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                        (Registrant)   The Denali Fund Inc.

                         By:           /s/ Stephen C. Miller
                                       ---------------------------
                                       Stephen C. Miller
                                       President (Principal Executive Officer)

                         Date:         August 28, 2009